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www.dechert.com
NICHOLAS DI LORENZO
nicholas.dilorenzo@dechert.com
+1 617 728 7171 Direct
+1 617 275 8370 Fax

May 28, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	William Blair Funds (“Registrant”)
File Nos. 033-17463 and 811-05344
Post-Effective Amendment No. 140

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 140 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 141 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Shares of the William Blair China Growth Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7171.

Sincerely,

/s/ Nicholas Di Lorenzo

Nicholas Di Lorenzo